UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES



                  Investment Company Act file number 811-21275
                                                     ---------

                          TURNAROUND INVESTMENT TRUST
                          ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


  A. Vason Hamrick, 116 S. Franklin Street, P.O. Box 69,  Rocky Mount, NC  27802
  ------------------------------------------------------------------------------
                 (Name and address of agent for service)

           Registrant's telephone number, including area code: 252-972-9922
                                                               ------------

                  Date of fiscal year end: Last Day of February
                                           --------------------

                   Date of reporting period: February 28, 2007
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


Annual Report 2007









                                                    THE TURNAROUND FUND(TM)
                                                          February 28, 2007

















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Turnaround Fund(TM) (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Turnaround Fund(TM) ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 2% of the amount redeemed is imposed on redemptions of Fund shares occurring within thirty days following the issuance of such shares. See the section in the prospectus entitled "Redeeming Shares - Fees on Redemptions" for additional information regarding the applicability of the Redemption Fee. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 27, 2007.

For More Information on Your Turnaround Fund:

                 See Our Web site @ www.theturnaroundfund.com
                                    -------------------------
                          or

                 Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Dear Fellow Shareholders:

For the fiscal year ended February 28, 2007, The Turnaround Fund(TM) had a total return of 11.98%. This compares with a S&P 500 return of 11.97% for the same time period. For The Turnaround Fund's most up-to-date performance information, see our website at www.theturnaroundfund.com
                   -------------------------
Portfolio Activity

Our largest position is Commerce Bank (CBH). The stock was up 2% during the fiscal year. The current flat yield curve has depressed the profitability of Commerce. While the flat yield curve has had a meaningful impact on earnings at Commerce and its stock (up 2% during our fiscal year), this dynamic should be irrelevant to the long-term investor.

The interest rate curve is cyclical. It will steepen again by either short-term rates going lower or long-term rates going higher. In either case, we believe Commerce will benefit in an outsized way.

Another  significant  position  in the fund is  Overstock  (down 20%  during the fiscal year). The stock is priced as if Overstock's current woes are irreversible. We disagree. Overstock has some valuable building blocks that it can leverage, such as a well-known brand, dramatically improved customer service, excess capacity to support future growth, and a smart, owner-oriented management team.

We continue to own significant positions from our prior fiscal year in 1-800-Flowers.com, CarMax, Gateway and Blockbuster. The stocks of these companies are trading at levels that are materially below our calculation of value.

We  also  added  positions  during  the  year in a  couple  of  spinoff  stocks:
Hanesbrands and Western Union. These are premier brands (#1 in their market category) that began their trading at stock prices significantly below our calculation of business value.

We sold our Wild Oats position after a cash takeover offer from Whole Foods was made. We have not yet sold our Lear position despite a cash takeover offer from one of Carl Icahn's companies. We think the $36 offer is inadequate and plan to vote our shares against accepting the offer.

Management Discussion

The fact that our performance approximated the S&P 500 during our fiscal year should be viewed as an anomalous occurrence. As a non-diversified fund, our investment strategy is to make concentrated bets in a limited number of stocks. You should not expect our performance to mirror the S&P 500 over the long-term.

We seek to buy and own "turnaround companies" - companies that are or have been struggling with one or more business issues, such as management changes, operational difficulties, or balance sheet issues. We buy stocks that have been beaten down by the market, where our calculation of value greatly exceeds the stock quote.

We are asked frequently about our opinion on the overall market. Are we headed for significant decline in the stock market? The short answer to this question is: We don't know. There are many pundits that will answer the question with certainty. They are foolish to predict the unpredictable. And anybody who believes their predictions is just as foolish.

The long answer to the question of whether or not we're headed for a significant decline in the market begins with this: It doesn't matter. We don't worry about it. We think about and evaluate risk on a daily basis. But it's not quote risk that we worry about. We worry about operating risk at each one of the businesses that we own.

Here's how to think about the stock market. First, recognize the stocks in the fund for what they are. Each stock represents your part-ownership in a business. We are part-owners in several businesses such as Commerce Bank, CarMax, Overstock, Western Union, Hanesbrands, and 1-800-Flowers.com.

As managers of the fund, we spend our time evaluating the latest financial data from our companies and the implications of that data --- such as the impact on future operations. We regularly review and refine our valuation calculations for our businesses, for peer group businesses, and for other selected businesses.

We don't worry about whether the stock market agrees with us or not. It's ok in the short-term if Price < Value. We know that prices bounce around a lot. But if our calculations are sound, eventually our stocks will rise so that Price = Value.

The proper way to approach being a part-owner of CarMax or Commerce is no different than the way to approach being a part-owner of a private business.
Say, for example, that you are a part-owner of the local car wash. As a part-owner, you would be interested in financial data from the car wash. Is the car wash making money? Is it generating healthy cash flow? Is the business growing in value?

As a part-owner of the local car wash, you would not sell your property if someone offered you 2/3 of the value. And you wouldn't panic if the following week another person offered you just 1/2 of the value. If you are comfortable that you know and understand the value of the car wash, you would not play "giveaway" and let somebody buy your property at 1/2 of value.

We are willing to sell any asset for the right price. But we're not going to play giveaway when the market goes down temporarily and when offers are low.

We can't tell you where the stock market will be next week, next month, or next year. We can tell you that we own some terrific assets. We think these assets are undervalued. We believe some are undervalued by 50% or more.

Every day Mr. Market pounds on our door (metaphorically speaking, of course) and offers to buy our assets. Generally, he wants us to sell our assets at a hefty discount. We're happy if he gives us a decent offer once or twice per year. We'll sharpen our pencils and carefully consider all reasonable offers.

As we write this letter, we see that Mr. Market offered us $33 today for each one of our Commerce shares. That's not a reasonable offer. By our calculations, the earnings at Commerce, our largest holding, should double over the next couple of years if the Federal Reserve lowers interest rates. In a lower rate environment, we calculate a value for Commerce shares in 2009 at $70 per share.

So, for us, at least, it was not difficult today to refuse Mr. Market's offer for Commerce. We smiled and said "no thanks". He said he'll be back tomorrow with another offer.



Arne Alsin                          Glenn Surowiec
arne@alsincapital.com               glenn@alsincapital.com
---------------------               ----------------------

The Turnaround Fund(TM)

Performance Update - $10,000 Investment (Unaudited)

For the fiscal year ended February 28, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
               The Turnaround   S&P 500 Total
                  Fund(TM)      Return Index      Performance Returns for the fiscal year ended February 28, 2007.
               --------------   -------------    ----------------------------------------------------------------------------------
 4/09/2003        10,000          10,000                                                                  Gross           Net
 8/31/2003        11,940          11,717          Average Annual             One            Since        Expense        Expense
 2/29/2004        14,590          13,427          Total Returns              Year         Inception*      Ratio**        Ratio**
 8/31/2004        13,201          13,060         ----------------------------------------------------------------------------------
 2/28/2005        15,278          14,364
 8/31/2005        15,247          14,699          The Turnaround Fund(TM)   11.98%         12.78%         2.52%          1.75%
 2/28/2006        14,263          15,571         ----------------------------------------------------------------------------------
 8/31/2006        12,676          16,005
 2/28/2007        15,972          17,434          Cumulative Total                      Since               Final Value of $10,000
                                                  Investment Returns                  Inception*                  Investment
                                                 ----------------------------------------------------------------------------------

                                                  The Turnaround Fund(TM)              59.72%                      $15,972
                                                 ----------------------------------------------------------------------------------

                                                  S&P 500 Total Return Index           74.34%                      $17,434
                                                 ----------------------------------------------------------------------------------
                                                  * The Fund's inception date - April 9, 2003 (Date of Initial Public Investment).
-----------------------------------------------------------------------------------------------------------------------------------
This graph depicts the performance of The Turnaround  Fund(TM) (the "Fund") versus the S&P 500 Total Return Index. The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occurring within 30 days following the issuance of such shares.  The graph assumes an initial $10,000  investment at April 9, 2003 (Date of Initial Public  Investment).  All dividends and distributions are reinvested.  The redemption fee does not apply to shares purchased by reinvesting  dividends.  It is important to note the Fund is a  professionally  managed mutual fund while the indices are not available for  investment and are unmanaged.  The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

**The Adviser has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund for the fiscal year ending February 28, 2007. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. The Gross and Net Expense Ratios are found in the most current prospectus dated June 28, 2006.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within 30 days and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within 30 days. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       Beginning                   Ending
                                                     Account Value               Account Value             Expenses Paid
Expense Example                                    September 1, 2006           February 28, 2007           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                   $1,260.10                  $9.81
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00                   $1,016.12                  $8.75
-----------------------------------------------------------------------------------------------------------------------------------
* Actual  expenses are based on expenses  incurred in the most recent  six-month period. The Fund's annualized six-month expense ratio is 1.75%. The values under
"Expenses  Paid  During  Period"  are  equal  to the  annualized  expense  ratio multiplied by the average  account value over the period,  multiplied by 181/365
(to reflect the one-half year period.)

THE TURNAROUND FUND(TM)

Schedule of Investments



As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                Market Value                                                           Market Value
                                  Shares          (Note 1)                                                 Shares        (Note 1)
-----------------------------------------------------------       -----------------------------------------------------------------

COMMON STOCKS - 85.50%                                             CALL OPTIONS PURCHASED - 12.55% (Note 1)

Apparel - 4.74%                                                    *  Blockbuster Inc., 01/19/2008
*   Hanesbrand, Inc.              12,500       $    357,625             Strike $5.00                      170,000    $    408,000
                                               ------------
                                                                   *  Commerce Bancorp, Inc., 01/19/2008
Auto Manufacturers - 3.15%                                                        Strike $30.00            15,000         112,500
    Ford Motor Company            30,000            237,600        *  Sprint Nextel Corporation, 01/17/09
                                               ------------              Strike $20.00                     80,000         256,000

Auto Parts & Equipment - 3.43%                                     *  The Home Depot, Inc., 01/17/2009
*   Lear Corporation               7,000            258,440              Strike $35.00                     20,000         170,000
                                               ------------
Banks - 13.30%                                                     Total Call Options Purchased
    Commerce Bancorp, Inc.        30,000          1,002,600             (Cost $699,975)                                   946,500
                                               ------------                                                          ------------

Chemicals - 4.45%                                                  INVESTMENT COMPANY - 2.53%
    Georgia Gulf Corporation      17,500            335,650          Evergreen Institutional Money Market Fund
                                               ------------             (Cost $190,459)                   190,459         190,459
                                                                                                                     ------------


Commercial Services - 8.56%
*   BearingPoint, Inc.            40,000            320,000        Total Investments (Cost $6,991,269) - 100.58%     $  7,581,714
    Western Union Company         15,000            325,050        Liabilities in Excess of Other Assets - (0.58%)        (43,530)
                                               ------------                                                          ------------
                                                    645,050
                                               ------------
Computers - 7.69%                                                  Net Assets - 100.00%                              $  7,538,184
*   Gateway Inc.                 280,000            579,600                                                          ============
                                               ------------
                                                                   * Non-income producing investment.
Internet - 23.39%
*   1-800-FLOWERS.COM
       Inc. - Cl. A               90,000            657,900
*   Amazon.com, Inc.               5,000            195,700        Summary of Investments by Industry
*   Overstock.com, Inc.           50,000            909,500
                                               ------------                                  % of Net              Market
                                                  1,763,100        Industry                   Assets               Value
                                               ------------        ----------------------------------------------------------------
Machinery - Diversified - 4.52%                                    Apparel                    4.74%          $    357,625
*   Tecumseh Products                                              Auto Manufacturers         3.15%               237,600
       Company - Cl. A            20,000            340,400        Auto Parts & Equipment     3.43%               258,440
                                               ------------        Banks                     14.79%             1,115,100
                                                                   Chemicals                  4.45%               335,650
Retail - 7.94%                                                     Commercial Services        8.56%               645,050
*   Blockbuster Inc. - Cl. A      38,500            255,640        Computers                  7.69%               579,600
*   Carmax, Inc.                   6,500            342,550        Internet                  23.39%             1,763,100
                                               ------------        Investment Company         2.53%               190,459
                                                    598,190        Machinery - Diversified    4.52%               340,400
                                               ------------        Retail                    15.60%             1,176,190
Telecommunications - 4.33%                                         Telecommunications         7.73%               582,500
*   IDT Corporation - Cl. B       25,000            326,500        ----------------------------------------------------------------
                                               ------------        Total                    100.58%          $  7,581,714

Total Common Stocks (Cost $6,100,835)             6,444,755
                                               ------------


See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Statement of Assets and Liabilities


As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $6,991,269) .......................................................................   $   7,581,714
   Receivables:
      Investments sold ...........................................................................................         131,778
      Fund shares sold ...........................................................................................          62,069
      Dividends ..................................................................................................             176
   Prepaid expenses
      Fund accounting fees .......................................................................................           2,250
      Compliance services fees ...................................................................................             677
      Other expenses .............................................................................................          17,802
                                                                                                                     -------------
      Total assets ...............................................................................................       7,796,466

Liabilities:
   Payables:
      Investments purchased .......................................................................................        198,222
      Fund shares repurchased .....................................................................................         39,701
   Accrued expenses ...............................................................................................         15,851
   Due to affiliates:
      Advisor (note 2) ............................................................................................          4,508

      Total liabilities ...........................................................................................        258,282
                                                                                                                     -------------
Net Assets .......................................................................................................   $   7,538,184
                                                                                                                     =============
   Net Assets Consist of:
      Capital (par value and paid in surplus) .....................................................................  $   6,476,665
      Undistributed net realized gain on investments ..............................................................        471,074
      Net unrealized appreciation on investments ..................................................................        590,445
                                                                                                                     -------------
      Total Net Assets ............................................................................................  $   7,538,184
                                                                                                                     =============
      Shares Outstanding, $0.001 par value per share (unlimited authorized shares) ................................        544,960
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share* .....................................  $       13.83
      Assets:

* May be reduced for  redemptions  occurring  within  thirty days  following the issuance of such shares.







See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Statement of Operations

For the fiscal year ended February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends ...................................................................................................... $    40,041
                                                                                                                    -----------
        Total Investment Income ...................................................................................      40,041

Expenses:
   Advisory fees (note 2) .........................................................................................      79,630
   Administration fees (note 2) ...................................................................................      13,935
   Transfer agent fees (note 2) ...................................................................................      21,000
   Fund accounting fees (note 2) ..................................................................................      27,796
   Compliance service fees (note 2) ...............................................................................       7,750
   Custody fees (note 2) ..........................................................................................       4,312
   Other accounting fees (note 2) .................................................................................      10,065
   Registration and filing administration fees (note 2) ...........................................................       8,087
   Legal fees .....................................................................................................      19,260
   Audit and tax preparation fees .................................................................................       9,332
   Registration and filing expenses ...............................................................................      22,621
   Shareholder servicing expenses .................................................................................       4,342
   Printing expenses ..............................................................................................       2,629
   Trustee fees and meeting expenses ..............................................................................       5,591
   Securities pricing fees ........................................................................................       1,614
   Other operating expenses .......................................................................................      11,777
                                                                                                                    -----------
   Total Expenses .................................................................................................     249,741
                                                                                                                    -----------
   Expenses reimbursed by advisor (note 2) ........................................................................     (30,731)
   Advisory fees waived (note 2) ..................................................................................     (79,630)
                                                                                                                    -----------
   Net Expenses ...................................................................................................     139,380
                                                                                                                    -----------
Net Investment Loss ...............................................................................................     (99,339)

Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions .................................................................     822,696
   Change in unrealized appreciation on investments ...............................................................      81,768
                                                                                                                    -----------
Realized and Unrealized Gain on Investments .......................................................................     904,464

Net Increase in Net Assets Resulting from Operations .............................................................. $   805,125
                                                                                                                    ===========



See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Statements of Changes in Net Assets

For the fiscal year ended February 28,                                                                 2007                 2006
-----------------------------------------------------------------------------------------------------------------------------------

   Operations:
      Net investment loss ..................................................................   $    (99,339)        $    (100,781)
      Net realized gain from investment transactions .......................................        822,696               824,159
      Change in unrealized appreciation on investments .....................................         81,768            (1,550,035)
                                                                                               ------------         -------------
   Net Increase (Decrease) in Net Assets Resulting from Operations .........................        805,125              (826,657)

   Distributions to Shareholders: (note 4)
      Net realized gain from investment transactions .......................................        (78,626)           (1,014,872)
                                                                                               ------------         -------------
   Decrease in Net Assets Resulting from Distributions .....................................        (78,626)           (1,014,872)

   Capital Share Transactions: (note 5)
      Shares sold ..........................................................................        697,877             1,977,803
      Redemption fees (note 1) .............................................................             53                    -
      Reinvested dividends and distributions ...............................................         77,820             1,004,139
      Shares repurchased ...................................................................     (3,008,983)           (5,687,121)

   Decrease from Capital Share Transactions ................................................     (2,233,233)           (2,705,179)
                                                                                               ------------         -------------
   Net Decrease in Net Assets ..............................................................     (1,506,734)           (4,546,708)

   Net Assets:
      Beginning of Year ....................................................................      9,044,918            13,591,626
                                                                                               ------------         -------------
      End of Year ..........................................................................   $  7,538,184        $    9,044,918
                                                                                               ============         =============
   Undistributed Net Investment Income .....................................................   $          -                     -













See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Financial Highlights

For a share outstanding during the
fiscal year or period ended February 28,                     2007              2006                2005               2004 (a)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                   $    12.50         $    14.84         $    14.39         $    10.00
                                                       ----------         ----------         ----------         ----------
Income (Loss) from Investment Operations
   Net investment (loss) income                             (0.18)             (0.14)              0.11              (0.04)
   Net realized and unrealized gain (loss) on securities     1.65              (0.80)              0.56               4.62
                                                       ----------         ----------         ----------         ----------
Total from Investment Operations                             1.47              (0.94)              0.67               4.58

Less Distributions and Other:
   Dividends (from net investment income)                     -                  -                (0.11)               -
   Distribution in excess of net investment income            -                  -                 0.00 (b)            -
   Distributions (from capital gains)                       (0.14)             (1.40)             (0.11)             (0.19)
                                                       ----------         ----------         ----------         ----------
   Redemption fees (note 1)                                  0.00 (b)            -                 -                   -

Total Distributions and Other                               (0.14)             (1.40)             (0.22)             (0.19)
                                                       ----------         ----------         ----------         ----------
Net Asset Value, End of Period                         $    13.83         $    12.50         $    14.84         $    14.39
                                                       ==========         ==========         ==========         ==========
Total Return                                                11.81 %            (6.57)%             4.71 %            45.90 %


Net Assets, End of Period (in thousands)               $    7,538        $     9,045        $    13,592        $    13,412

Average Net Assets for the Period (in thousands)       $    7,963        $    11,325        $    13,568        $     5,450

Ratios of:
Gross Expenses to Average Net Assets (d)                     3.14 %             2.52 %             2.45 %             4.42 % (c)
Net Expenses to Average Net Assets (d)                       1.75 %             1.75 %             1.75 %             1.75 % (c)
Net Investment (Loss) Income to Average Net Assets          (1.25)%            (0.89)%             0.73 %            (0.69)% (c)

Portfolio Turnover Rate                                     73.67 %           121.79 %           108.24 %            31.71 %








(a) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.
(b) Actual amount is less than $0.01 per share.
(c) Annualized.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements  (gross expense ratio) and after any waivers and reimbursements (net expense ratio).



See Notes to Financial Statements


THE TURNAROUND FUND(TM)

Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------

1.  Organization    and     Significant
    Accounting Policies

The Turnaround  Fund(TM) (the "Fund") is a series fund.     4  p.m.  Eastern  Time  (the  "Valuation   Time").  For
The  Fund is part of the  Turnaround  Investment  Trust     purposes of determining  the primary  exchange for each
(the  "Trust"),  which  was  organized  as  a  Delaware     exchange-traded  portfolio  option the following  shall
Statutory Trust and is registered  under the Investment     apply: (i) if the option is traded on the Chicago Board
Company Act of 1940 (the "1940 Act"), as amended, as an     Options Exchange ("CBOE"), the CBOE shall be considered
open-ended  management  investment company. The Fund is     the  primary  exchange  for  such  option,  unless  the
classified  as a  non-diversified  series  of shares as     Advisor instructs the Administrator in writing to use a
defined in the 1940 Act.                                    different  exchange  as the primary  exchange  for such
                                                            option;  and (ii) if the  option  does not trade on the
The Turnaround  Fund(TM) commenced  operations on April     CBOE, the Advisor shall instruct the  Administrator  in
9, 2003.  The  investment  objective  of the Fund is to     writing as to the  primary  exchange  for such  option.
provide long-term growth of capital through investments     Unlisted  options  for  which  market   quotations  are
in equity  securities,  consisting  primarily of common     readily  available  are valued at the last quoted sales
and preferred  stocks and securities  convertible  into     price at the Valuation Time. If an option is not traded
common stocks.                                              on the  valuation  date,  the option shall be priced at
                                                            the mean of the last  quoted  bid and ask  prices as of
The   following    accounting    policies   have   been     the Valuation  Time. An option may be valued using Fair
consistently followed by the Fund and are in conformity     Valuation  when (i) the  option  does not  trade on the
with accounting  principles  generally  accepted in the     valuation  date;  and (ii) reliable last quoted bid and
United  States of  America  in the  investment  company     ask  prices as of the  Valuation  Time are not  readily
industry.                                                   available.

Investment Valuation                                        Investment Transactions and Investment Income
The Fund's  investments  in  securities  are carried at     Investment  transactions  are  accounted  for as of the
value.  Securities listed on an exchange or quoted on a     date purchased or sold (trade date). Dividend income is
national  market  system  are  valued at the last sales     recorded on the  ex-dividend  date.  Certain  dividends
price as of 4:00 p.m. Eastern Time.  Securities  traded     from foreign securities will be recorded as soon as the
in the NASDAQ  over-the-counter  market  are  generally     Trust is informed of the  dividend if such  information
valued at the  NASDAQ  Official  Closing  Price.  Other     is  obtained   subsequent  to  the  ex-dividend   date.
securities  traded in the  over-the-counter  market and     Interest  income is recorded  on the accrual  basis and
listed  securities  for which no sale was  reported  on     includes amortization of discounts and premiums.  Gains
that date are  valued  at the most  recent  bid  price.     and losses are determined on the identified cost basis,
Securities and assets for which  representative  market     which is the same  basis  used for  federal  income tax
quotations are not readily available or which cannot be     purposes.
accurately  valued  using  the  Fund's  normal  pricing
procedures  are valued at fair value as  determined  in     Option Writing
good faith under  policies  approved  by the  Trustees.     When the Fund writes an option,  an amount equal to the
Fair  value  pricing  may  be  used,  for  example,  in     premium received by the Fund is recorded as a liability
situations where (i) a portfolio  security is so thinly     and is subsequently  adjusted to the current fair value
traded  that there have been no  transactions  for that     of the option written.  Premiums  received from writing
security  over an  extended  period  of time;  (ii) the     options that expire unexercised are treated by the Fund
exchange on which the portfolio security is principally     on  the   expiration   date  as  realized   gains  from
traded closes early;  or (iii) trading of the portfolio     investments. The difference between the premium and the
security  is halted  during the day and does not resume     amount   paid   on   effecting   a   closing   purchase
prior to the  Fund's  net asset  value  calculation.  A     transaction,  including brokerage commissions,  is also
portfolio security's "fair value" price may differ from     treated as a realized gain or loss (depending on if the
the price next  available for that  portfolio  security     premium  is less than the amount  paid for the  closing
using the Fund's normal pricing procedures. Instruments     purchase  transaction).  If a call option is exercised,
with  maturities  of 60  days  or less  are  valued  at     the premium is added to the  proceeds  from the sale of
amortized cost, which approximates market value.            the  underlying  security or  currency  in  determining
                                                            whether the Fund has realized a gain or loss.  If a put
Option Valuation                                            option is exercised, the premium reduces the cost basis
Exchange-listed options are valued at their last quoted     of the  securities  purchased by the Fund. The Fund, as
sales price as reported on their primary exchange as of     the  writer of an option,  bears the market  risk of an
                                                            unfavorable   change  in  the  price  of  the  security


                                                                                                        (Continued)

THE TURNAROUND FUND (TM)

Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------

underlying  the  written  option.  For the fiscal  year     contractual agreement ("Expense Limitation  Agreement")
ended  February  28,  2007 the Fund did not  write  any     with the Fund  under  which it has  agreed  to waive or
options.                                                    reduce  its fees and to assume  other  expenses  of the
                                                            Fund,  if  necessary,  in amounts that limit the Fund's
Expenses                                                    total operating expenses (exclusive of interest, taxes,
The Fund bears expenses  incurred  specifically  on its     brokerage fees and commissions, extraordinary expenses,
behalf as well as a portion of general expenses,  which     and payments,  if any,  under a Rule 12b-1 Plan) to not
are allocated according to methods reviewed annually by     more than a specified  percentage  of the average daily
the Trustees.                                               net  assets  of the Fund for the  current  fiscal  year
                                                            ended February 28, 2007.
Dividend Distributions
The Fund may declare and distribute  dividends from net     -----------------------------------------------------------------------
investment  income  (if any)  quarterly.  Distributions         Advisory             Expense       Advisory
from capital gains (if any) are also generally declared          Fees              Limitation        Fees             Expenses
and   distributed    annually.    All   dividends   and          Rate                Ratio          Waived            Reimbursed
distributions to shareholders are recorded on ex-date.      -----------------------------------------------------------------------
                                                                 1.00%               1.75%        $  79,630           $  30,731
Estimates                                                   -----------------------------------------------------------------------
The  preparation of financial  statements in conformity
with accounting  principles  generally  accepted in the     Administrator
United  States of America  requires  management to make     The  Fund  pays  a  monthly  administration  fee to The
estimates  and  assumptions  that  affect the amount of     Nottingham Company ("the Administrator") based upon the
assets, liabilities,  expenses and revenues reported in     average daily net assets of the Fund and  calculated at
the financial  statements.  Actual results could differ     the annual rates as shown in the  schedule  provided on
from those estimates.                                       the  following  page  which is  subject to a minimum of
                                                            $2,000 per month. The Administrator also receives a fee
Fees on Redemptions                                         to  procure  and pay the Fund's  custodian,  additional
The  Fund  charges  a  redemption  fee of  2.00% of the     compensation  for  fund  accounting  and  recordkeeping
amount  redeemed on  redemptions  of the Fund's  shares     services,  additional  compensation  for certain  costs
occurring  within thirty days following the issuance of     involved with the daily  valuation of securities and as
such shares. The Redemption Fee is not a fee to finance     reimbursement for out-of-pocket  expenses.  A breakdown
sales or sales promotion  expenses,  but is paid to the     of these is provided on the following page.
Fund to defray the costs of liquidating an investor and
discouraging  short-term  trading of the Fund's shares.     Compliance Services
No Redemption  Fee will be imposed on the redemption of     The Nottingham Compliance Services,  LLC, a fully owned
shares   representing   dividends   or  capital   gains     affiliate of The Nottingham Company,  provides services
distributions,   or  on  amounts  representing  capital     which assists the Trust's Chief  Compliance  Officer in
appreciation of shares. The redemption fees charged for     monitoring  and testing the policies and  procedures of
the fiscal year ended February 28, 2007 were $53.           the Trust in conjunction with  requirements  under Rule
                                                            38a-1  of  the  Investment  Company  Act  of  1940.  It
Federal Income Taxes                                        receives  compensation  for this  service  at an annual
No  provision  for  income  taxes  is  included  in the     rate of $7,750.
accompanying financial statements,  as the Fund intends
to distribute to  shareholders  all taxable  investment     Transfer Agent
income and  realized  gains and  otherwise  comply with     North  Carolina  Shareholder  Services,  LLC ("Transfer
Subchapter M of the Internal Revenue Code applicable to     Agent")  serves  as  transfer,   dividend  paying,  and
regulated investment companies.                             shareholder  servicing  agent for the Fund. It receives
                                                            compensation  for  its  services  based  upon a $15 per
2.  Transactions with Affiliates                            shareholder  per  year,  subject  to a  minimum  fee of
                                                            $1,750 per month, if any.
Advisor
The Fund pays a monthly  advisory fee to Alsin  Capital     Distributor
Management,   Inc.,  (the  "Advisor")  based  upon  the     Capital  Investment  Group,  Inc.  (the  "Distributor")
average daily net assets of the Fund and  calculated at     serves  as  the  Fund's   principal   underwriter   and
an  annual  rate.   The  Advisor  has  entered  into  a     distributor.  The Distributor  receives $5,000 per year
                                                            paid in monthly  installments for services provided and
                                                            expenses assumed.

                                                                                                        (Continued)

THE TURNAROUND FUND (TM)

Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------


Certain  Trustees  and  officers  of the Trust are also
officers  of  the  Adviser,   the  Distributor  or  the
Administrator.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Fund              Fund Accounting Asset
     Administration Fees*        Custody Fees*                Accounting                Based Fees                Blue Sky
   Average Net       Annual      Average Net        Annual      Fees             Average        Annual         Administration
    Assets            Rate         Assets            Rate     (monthly)        Net Assets        Rate          Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
 First $50 million   0.175%    First $100 million   0.020%     $2,250          All Assets        0.01%         $150 per state
 Next  $50 million   0.150%     Over $100 million   0.009%
 Next  $50 million   0.125%
 Next  $50 million   0.100%
 Over  $200 million  0.075%
-----------------------------------------------------------------------------------------------------------------------------------
*Minimum  monthly  fees of  $2,000  and $400  for  Administration  and  Custody, respectively.


3.  Purchases and Sales of Investment Securities           ------------------------------------------------------------------------
                                                            Table 2                         Increase (Decrease) in
For the  fiscal  year  ended  February  28,  2007,  the                                        Undistributed
aggregate  cost of purchases and proceeds from sales of                                  ----------------------------------------
investment securities (excluding short-term securities)                                         Net Realized
were as follows:                                            Paid-In        Net Investment          Gain on
                                                            Capital           Income             Investments
-------------------------------------------------------    -----------------------------------------------------------------------
Purchases of Securities        Proceeds from Sales of       ($49,447)        $99,339             ($49,892)
                                           Securities      ----------------------------------------------------------------------
-------------------------------------------------------
     $    5,785,288                 $    7,732,872          The aggregate cost of investments  and the  composition
-------------------------------------------------------     of  unrealized   appreciation   and   depreciation   of
                                                            investment  securities  for federal income tax purposes
There  were no  long-term  purchases  or  sales  of U.S     as of February 28, 2007 are noted below in Table 3. The
Government  Obligations  during the  fiscal  year ended     primary difference between book and tax appreciation or
February 28, 2007.                                          depreciation   of   investments   is  wash   sale  loss
                                                            deferrals.
4.  Federal Income Tax
                                                           ------------------------------------------------------------------------
The   information   shown  on  the   following   tables     Table 3                               Aggregate Gross
represent:   (1)  tax   components   of  capital,   (2)                                             Unrealized
reclassifications  of permanent  book/tax  differences,     Federal Tax               ---------------------------------------------
(3)  unrealized   appreciation   or   depreciation   of        Cost          Appreciation         Depreciation
investments  for federal  income tax purposes,  and (4)    ------------------------------------------------------------------------
characterization  of  distributions  for federal income      $7,047,911        $964,763            $430,960
tax purposes  for the fiscal  years ended  February 28,    ------------------------------------------------------------------------
2007 and 2006.
                                                            The  amount of  dividends  and  distributions  from net
-------------------------------------------------------     investment  income and net realized  capital  gains are
Table 1                                                     determined  in  accordance   with  federal  income  tax
       Undistributed                                        regulations  which may differ from  generally  accepted
--------------------------                                  accounting  principles in the United States of America.
             Long-Term     Other Book                       These  differences are due to differing  treatments for
Ordinary      Capital         to Tax        Net Tax         items  such  as  net  short-term  gains,   deferral  of
 Income       Gains        Differences     Appreciation     post-October  losses,  deferral  of wash  sale  losses,
-------------------------------------------------------     foreign currency  transactions,  net investment  losses
 $ -        $527,716           $ -           $533,803       and capital loss carry-forwards.  Permanent differences
-------------------------------------------------------     such as tax  returns  of  capital  and  net  investment
                                                            losses, if any, would be reclassified  against capital.
As  a  result  of  permanent  differences  between  the     See table 4 on the  following  page for a  breakout  of
financial    statement   and   income   tax   reporting     income  and  capital  gain  distributions  for  federal
requirements, the following reclassifications, shown in     income tax purposes for the fiscal years ended February
Table 2,  were  made for the year  ended  February  28,     28, 2007 and 2006.
2007. These  reclassifications had no effect on the net
assets or the net asset value of the Fund.

                                                                                                     ( Continued)

THE TURNAROUND FUND

Notes to Financial Statements
--------------------------------------------------------------------------------
Table 4
Distribution        February 28,      February 28,
Classification         2007              2006
--------------------------------------------------------------------------------
Ordinary Income      $      -         $ 95,475
Capital Gain         $ 78,626         $ 919,397
--------------------------------------------------------------------------------

5.  Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal years ended:                         February 28,              February 28,
                                                       2007                      2006
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares                         55,350                   140,893
    Shares sold
    Reinvested distributions                            6,070                    78,326
    Shares repurchased                               (240,306)                 (411,170)
Net Decrease in Capital Shares                       (178,886)                 (191,951)
Shares Outstanding, Beginning of Year                 723,846                   915,797
Shares Outstanding, End of Year                       544,960                   723,846
-----------------------------------------------------------------------------------------------------------------------------------

6.  Commitments and Contingencies

Under the Fund's organizational documents, its officers     used to  develop  the  measurements  and the  effect of
and   Trustees   are   indemnified    against   certain     certain of the  measurements  reported on the statement
liabilities  arising  out of the  performance  of their     of changes in net assets for a fiscal period.
duties to the Fund.  In addition,  in the normal course
of business,  the Fund enters into  contracts  with its     On July 13, 2006, FASB released FASB Interpretation No.
vendors   and   others   that   provide   for   general     48  "Accounting  for  Uncertainty in Income Taxes" (FIN
indemnifications.  The Fund's  maximum  exposure  under     48).  FIN 48 provides  guidance for how  uncertain  tax
these  arrangements  is unknown,  as this would involve     positions should be recognized, measured, presented and
future  claims that may be made  against the Fund.  The     disclosed in the financial statements.  FIN 48 requires
Fund expects the risk of loss to be remote.                 the evaluation of tax positions taken or expected to be
                                                            taken in the course of preparing the Fund's tax returns
7.  New Accounting Pronouncements                           to   determine    whether   the   tax   positions   are
                                                            "more-likely-than-not"   of  being   sustained  by  the
In September 2006, the Financial  Accounting  Standards     applicable tax  authority.  Tax positions not deemed to
Board (FASB) issued  Statement on Financial  Accounting     meet  the   more-likely-than-not   threshold  would  be
Standards  (SFAS) No. 157,  "Fair Value  Measurements".     recorded  as a tax  benefit or  expense in the  current
This  standard   establishes  a  single   authoritative     year.  FIN 48 is to be implemented no later than August
definition  of fair  value,  sets out a  framework  for     31, 2007 and is to be applied to all open tax years. At
measuring fair value and requires additional disclosure     this time, management is evaluating the implications of
about fair value measurements.  SFAS No. 157 applies to     FIN 48.  Although not yet  determined,  management does
fair value  measurements  already required or permitted     not  expect  FIN 48 to have a  material  impact  on the
by existing  standards.  SFAS No. 157 is effective  for     financial statements.
financial  statements issued for fiscal years beginning
after  November  15,  2007 and interim  periods  within
those fiscal  years.  The changes to current  generally
accepted accounting  principles from the application of
this Statement  relate to the definition of fair value,
the  methods  used  to  measure  fair  value,  and  the
expanded disclosures about fair value measurements.  As
of  February  28,  2007,  the Funds do not  believe the
adoption  of SFAS  No.  157  will  impact  the  amounts
reported   in  the   financial   statements,   however,
additional disclosures may be required about the inputs


      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Turnaround Investment Trust
and the Shareholders of The Turnaround Fund


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Turnaround Fund, a series of shares of beneficial interest of the Turnaround Investment Trust, as of February 28, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended February 28, 2005 and the period ended February 29, 2004 were audited by other auditors whose report dated March 28, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Turnaround Fund as of February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ BRIGGS, BUNTING, & DOUGHERTY, LLP
                                  _____________________________________

                                  BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
March 23, 2007

THE TURNAROUND FUND TM

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
1.  Proxy Voting Policies and Voting Record                  scope  or  procedure,   which  disagreements,   if  not
                                                             resolved to the  satisfaction of Deloitte & Touche LLP,
A copy  of the  Trust's  Proxy  Voting  and  Disclosure      would have caused it to make  reference  to the subject
Policy and the  Adviser's  Proxy Voting and  Disclosure      matter  of the  disagreements  in  connection  with its
Policy  are  included  as  Appendix  B  to  the  Fund's      report.  At no time preceding the removal of Deloitte &
Statement of Additional  Information  and is available,      Touche  LLP  did  any  of  the  events   enumerated  in
without    charge,    upon    request,    by    calling      paragraphs  (1)(v)(A)  through  (D) of Item  304(a)  of
1-800-773-3863.  Information  regarding  how  the  Fund      Regulation S-K occur.
voted proxies relating to portfolio  securities  during
the most recent  12-month  period ended June 30 will be      The Trust engaged  Briggs  Bunting & Dougherty,  LLP as
available (1) without charge,  upon request, by calling      its new independent  registered  public accounting firm
the  Fund at the  number  above  and  (2) on the  SEC's      on March 21, 2005. At no time  preceding the engagement
website at http://www.sec.gov.                               of  Briggs  Bunting  &  Dougherty,  LLP did  the  Funds
                                                             consult  Briggs  Bunting  &  Dougherty,  LLP  regarding
2.  Quarterly Portfolio Holdings                             either (i) the application of accounting  principles to
                                                             a specified transaction,  either completed or proposed,
The Fund  files  its  complete  schedule  of  portfolio      or the type of audit  opinion that might be rendered on
holdings with the SEC for the first and third  quarters      the  Funds'  financial  statements,  or (ii) any matter
of each fiscal year on Form N-Q.  The Fund's  Forms N-Q      that was either  the  subject  of a  disagreement  or a
are    available    on    the    SEC's    website    at      reportable event, as such terms are defined in Item 304
http://www.sec.gov.  You may review and make  copies at      of Regulation S-K.
the SEC's Public Reference Room in Washington, D.C. You
may also obtain copies after paying a  duplicating  fee      4.  Tax Information
by  writing  the  SEC's   Public   Reference   Section,
Washington, D.C. 20549-0102 or by electronic request to      We are  required  to advise  you  within 60 days of the
publicinfo@sec.gov,  or is  available  without  charge,      Fund's fiscal year-end regarding the federal tax status
upon  request,  by calling the Fund at  1-800-773-3863.      of  certain  distributions   received  by  shareholders
Information  on the  operation of the Public  Reference      during each fiscal year.  The following  information is
Room   may  be   obtained   by   calling   the  SEC  at      provided for the Fund's fiscal year ending February 28,
202-942-8090.                                                2007.

3.  Changes in Registrant's Certifying Accountant            During  the  fiscal  year,  the Fund  paid a  long-term
                                                             capital gain distribution of $78,626.
On March 21, 2005, Deloitte & Touche LLP was removed as
the independent  registered  public accounting firm for      Individual  shareholders  are  eligible for reduced tax
the Trust. Deloitte & Touche LLP was previously engaged      rates on qualified dividend income. For the purposes of
as the independent registered public accounting firm to      computing the dividends eligible for reduced tax rates,
audit the Fund's financial statements.                       all of the  dividends  paid by the funds from  ordinary
                                                             income  earned  during the fiscal  year are  considered
Deloitte  & Touche  LLP  issued  reports  on the Fund's      qualified dividend income.
financial  statements  as  of  February  28,  2005  and
February  29,  2004.  Such  reports  did not contain an      Corporate   shareholders  may  exclude  up  to  70%  of
adverse  opinion or a disclaimer  of opinion,  nor were      qualifying  dividends.  For the  purposes of  computing
they  qualified  or modified as to  uncertainty,  audit      this  exclusion,  all of the dividends paid by the fund
scope, or accounting principles.                             from  ordinary  income  earned  during the fiscal  year
                                                             represent qualifying dividends.
The  decision  to  remove  Deloitte  &  Touche  LLP was
approved by the Trust's Audit Committee and ratified by      Dividends  and  distributions  received  by  retirement
the Board of Trustees.                                       plans such as IRAs,  Keogh-type  plans and 403(b) plans
                                                             need not be reported as taxable income.  However,  many
At no time  preceding  the removal of Deloitte & Touche      retirement  plans may need this  information  for their
LLP were there any disagreements with Deloitte & Touche      annual information reporting.
LLP  on  any  matter  of   accounting   principles   or
practices,  financial statement disclosure, or auditing


                                                                                                         (Continued)

THE TURNAROUND FUND TM

Additional Information (Unaudited)
--------------------------------------------------------------------------------

5.  Additional Information about Trustees and Officers     Additional  Information of the Fund includes additional
                                                           information  about the  Trustees  and  officers  and is
The  business and affairs of the Fund and the Trust are    available,  without charge, upon request by calling the
managed   under   the   direction   of  the   Trustees.    Fund toll-free at  1-800-773-3863.  The address of each
Information concerning the Trustees and officers of the    Trustee and officer,  unless otherwise indicated below,
Trust  and Fund is set  forth  below.  Generally,  each    is Post Office Box 7365, Eugene, Oregon 97401-0015. The
Trustee and officer serves an indefinite  term or until    Independent Trustees received aggregate compensation of
certain circumstances such as their resignation, death,    $5,000  during the fiscal year ended  February 28, 2007
or otherwise as specified in the Trust's organizational    from the Fund for their services to the Fund and Trust.
documents.  Any  Trustee may be removed at a meeting of    The  Interested  Trustee and  officers  did not receive
shareholders by a vote meeting the  requirements of the    compensation  from the Fund for their  services  to the
Trust's  organizational  documents.  The  Statement  of    Fund and Trust.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Number of
                                                                                      Portfolios in
                           Position(s)                                                 Fumd Complex
 Name, Age and             held with      Length of      Prinicpal Occupation(s)        Overseen by        Other Directorships Held
   Address                 Fund/Trust    Time Served      During Past 5 Years            Trustee                  by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                      INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Corydon H.Jensen, Jr., 64  Trustee       Since        President, Station Masters, Inc.       1             Direcctor,       Elmer's
                                         04/2003      (restaurant)                                         Restaurant,  Inc.  (food
                                                                                                           service retailer)
-----------------------------------------------------------------------------------------------------------------------------------
James R. Mitchell, 66      Trustee       Since        Retired; Previously,  President,       1             Trustee, Williams Bakery
                                         04/2003      Williams  Bakery, Inc.  (bakery                      Profit Sharing Trust
                                                      company)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------------
Arne T. Alsin, 49*         Trustee,      Since        President,  Alsin     Capital          1             None
                           Chairman      04/2003      Management, Inc.  (investment
                           and                        adviser for the Fund)
                           President
                           (Principal
                           Executive
                           Officer)
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness:  Mr. Alsin is an Interested  Trustee  because he is an officer of Alsin  Capital  Management, Inc., the investment adviser of the Fund.
-----------------------------------------------------------------------------------------------------------------------------------
                                                         OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Glenn D. Surowiec, 35      Chief         Chief        Portfolio   Manager,   Alsin           n/a           n/a
                           Compliance    Compliance   Capital Management, Inc. since
                           Officer and   Officer      04/2001
                           Treasurer     since
                           (Principal    9/2004;
                           Financial     Treasurer
                           Officer)      Since
                                         04/2003
-----------------------------------------------------------------------------------------------------------------------------------

THE TURNAROUND FUND(TM)
is a series of the
Turnaround Investment Trust











For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Alsin Capital Management, Inc.
116 South Franklin Street                      Post Office Box 7365
Post Office Drawer 4365                        Eugene, Oregon 97401-0015
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-800-525-7222

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               theturnaroundfund.com

ITEM 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c) There have been no amendments to any provisions of such code of ethics during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees for the registrant for the fiscal years ended February 28, 2006 and February 28, 2007 were $12,000 and $12,500, respectively. These amounts represent aggregate fees billed by Briggs, Bunting & Dougherty, LLP ("Accountant") in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended February 28, 2006 or February 28, 2007 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported in paragraph (a) of this Item.

(c) Tax Fees - The tax fees in the fiscal years ended February 28, 2006 and February 28, 2007 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $1,500 and $2,000, respectively. These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d) All Other Fees -There were no other fees billed by the Accountant which were not disclosed in paragraphs (a) through (c) of this Item during the fiscal years ended February 28, 2006 and February 28, 2007.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.


(h)      Not applicable.





ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         Not applicable.





ITEM 11.  CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)
                                 /s/ Arne T. Alsin
                                 ________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: April 30, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)
                                 /s/ Arne T. Alsin
                                 ________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: April 30, 2007





By:  (Signature and Title)
                                 /s/ Glenn D. Surowiec
                                 ________________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: April 30, 2007